SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Schedule of option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at the beginning of year	8,655,721	4.31	6.05	802
Options granted	31,600	1.79
Options exercised	(32,470)	1.07		24
Options forfeited	(205,003)	4.66
Options expired	(101,648)	6.55

Options outstanding as of June 30, 2025	8,348,200	4.28	5.54	1,263

Exercisable of June 30, 2025	6,111,177	5.18	4.51	555

Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2025	2024
	Unaudited

Volatility	90.6%-91.0%	92.7%-95.9%
Risk-free interest rate	4.07%-4.37%	3.9%-4.5%
Dividend yield	0%	0%
Expected life (years)	4.14	4.02

Schedule Of RSUs activity
	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at the beginning of year	317,350	1.70
RSUs granted	23,700	1.79
RSUs forfeited	(15,300)	1.69

RSUs outstanding as of June 30, 2025	325,750	1.70

Schedule of stock-based compensation expenses
	Six months ended June 30,
	2025	2024
	Unaudited

Research and development expenses	$454	$805
Marketing and business development expenses	52	43
General and administrative expenses	481	785

Total operating expense	$987	$1,633